BUSINESS OVERVIEW (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Oct. 02, 2024	Dec. 31, 2024
IPO [Member]
Ordinary shares	1,437,500
Share price	$ 4.00
Options exercised shares	187,500
Options exercised value	$ 5,750
New Century International Homes Pte Ltd [Member]
Subsidiary, Ownership Percentage, Parent		100.00%
Phua Founders [Member]
Subsidiary, Ownership Percentage, Parent		75.57%